Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries of the Company and VIEs

Subsidiaries and VIEs include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG) (1)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG)	April 11, 2024	Singapore	51%	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG) (2)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG)	May 31, 2024	Singapore	35.7%	Multi-channel network business
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Sixiang Yingyue (Shanghai) Technology Co., Ltd(“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF)	September 22, 2016	The PRC	100%	Live streaming platform
Zhihui QiYuan (Hainan) Investment Co., Ltd (“QYHN”) (a wholly owned subsidiary of QY)	March 2, 2021	The PRC	100%	Live streaming platform
Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG)	September 29, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd.(“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Chuangda Zhihui (Beijing) Technology Co., Ltd.(“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd(“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd.(“SXFJ”) (a 51% owned subsidiary of QYHN)	May 30, 2024	The PRC	51%	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

(1)	On July 1, 2024, the Company terminated the trust agreement between Scienjoy SG and Mr Xiaowu He, Chief Executive Officer and Chairman of the Board. After that, Scienjoy SG directly owns 51% equity interest of Scienjoy Verse.

(2)	On July 1, 2024, Scienjoy Verse sold its 90% equity interest of SJ Verse to Scenovo SG.

Schedule of Financial Information of the Consolidated VIE and its Subsidiaries

The following tables represent the financial information of the consolidated VIE and its subsidiaries as of December 31, 2023 and 2024 before eliminating the intercompany balances and transactions between the VIE and other entities within the Company:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	115,322	196,421	26,910
Accounts receivable, net	198,709	195,202	26,743
Prepaid expenses and other current assets	65,751	7,359	1,008
Amounts due from inter-companies(1)	173,545	181,317	24,840
Total current assets	553,327	580,299	79,501

Non-current assets
Property and equipment, net	1,356	1,157	159
Intangible assets, net	412,008	405,084	55,496
Goodwill	172,781	172,781	23,671
Deferred tax assets	6,135	6,716	920
Long term deposits and other assets	671	686	94
Long term investments	380,869	241,227	33,048
Right of use assets-operating lease	12,157	4,845	664
Total non-current assets	985,977	832,496	114,052
TOTAL ASSETS	1,539,304	1,412,795	193,553

LIABILITIES
Current liabilities
Accounts payable	53,545	34,300	4,701
Deferred revenue	81,503	61,891	8,479
Accrued salary and employee benefits	10,397	15,345	2,102
Accrued expenses and other current liabilities	11,300	14,621	2,003
Income tax payable	10,530	11,285	1,546
Amounts due to inter-companies(1)	424,856	417,184	57,154
Lease liability-operating lease -current	7,974	4,098	561
Total current liabilities	600,105	558,724	76,546

Non-current liabilities
Deferred tax liabilities	59,818	58,400	8,001
Lease liabilities-operating lease -non-current	4,798	700	96
Total non-current liabilities	64,616	59,100	8,097
TOTAL LIABILITIES	664,721	617,824	84,643

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to other entities within the Group.

Schedule of Consolidated Statements of Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of income for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenues	1,291,701	1,215,582	1,281,734	175,597
Third party customers	1,291,602	1,215,582	1,276,090	174,824
Inter-companies	99	-	5,644	773
Net income (loss)	143,651	(14,991)	71,271	9,764

Schedule of Consolidated Statements of Cash Flow Activities
	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	155,897	42,562	100,323	13,744
Net cash used in investing activities	(122,236)	(42,554)	(19,440)	(2,663)
Net cash (used in) provided by financing activities	(198)	836	216	30